Property, Plant and Equipment, Net	6 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

Note 5. Property, plant and equipment, net

At December 31, 2025 and June 30, 2025, property, plant and equipment consisted of the following:

	As of
	December 31, 2025	June 30, 2025
Motor vehicles	232,897	204,587
Furniture and fixtures	17,499	17,345
Computer equipment	22,867	22,665
Leasehold improvements	43,090	42,710
	316,353	287,307
Accumulated depreciation	(163,654)	(217,623)
Property, plant and equipment, net of accumulated depreciation	$152,699	$69,684

*	A motor vehicle with a net carrying amount of $142,077 and $53,365 are held under a finance lease arrangement as of December 31, 2025 and June 30, 2025, respectively (Note 8). During the six months ended December 31, 2025, 2024 and 2023, the Company recorded motor vehicles obtained in exchange for finance lease liabilities of $107,445, nil and nil, respectively.

During the six months ended December 31, 2025, 2024 and 2023, the Company recorded additions to different categories of property, plant and equipment in aggregate costs of nil, nil and $3,708, respectively. Apart from the additions, during the six months ended December 31, 2025, 2024 and 2023, the Company disposed of different categories of property, plant and equipment in aggregate costs of $81,019, nil and $9,420, respectively.

For the six months ended December 31, 2025, 2024 and 2023, depreciation expense, including the depreciation expense of fixed assets under finance leases, was $25,247, $23,468 and $24,064, respectively.